Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) (Stock Options)	12 Months Ended
Sep. 28, 2012
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate, Minimum	1.01%
Risk-free interest rate, Maximum	1.21%
Expected annual dividend yield	1.42%
Expected stock price volatility	33.00%
Minimum
Schedule Of Weighted Average Assumptions [Line Items]
Expected life of options (years)	5 years 6 months
Maximum
Schedule Of Weighted Average Assumptions [Line Items]
Expected life of options (years)	6 years 6 months